Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost, Beginning balance	$ 37,326,178	$ 35,968,583
Additions	4,453,461	5,785,505
Disposals	(682,647)	(497,938)
Exchange differences	(1,541,705)	(3,929,972)
Cost, Ending balance	38,064,952	37,326,178
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	27,428,877	28,084,229
Depreciation charged for the year	3,374,285	2,701,537
Disposals	(626,694)	(435,802)
Exchange differences	(1,019,880)	2,921,087
Accumulated Depreciation, Ending balance	29,998,191	27,428,877
Net book value	8,066,761	9,897,301
Acquisitions through business combinations	2,917,702
Impairment of fixed assets	(4,408,037)
Transfer in (out)
Acquisitions through business combinations	841,603
Leasehold improvements [Member]
Cost
Cost, Beginning balance	3,239,683	3,649,107
Additions	146,750	35,194
Disposals	(125,666)	(78,156)
Exchange differences	(115,329)	(366,462)
Cost, Ending balance	3,146,864	3,239,683
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	2,693,472	2,923,013
Depreciation charged for the year	101,881	143,026
Disposals	(121,818)	(74,708)
Exchange differences	(96,194)	(297,859)
Accumulated Depreciation, Ending balance	2,577,341	2,693,472
Net book value	569,523	546,211
Acquisitions through business combinations
Transfer in (out)	1,426
Acquisitions through business combinations
Machinery and equipment [Member]
Cost
Cost, Beginning balance	5,108,501	5,713,840
Additions	35,987	66,707
Disposals	(94,616)	(96,666)
Exchange differences	(181,857)	(575,380)
Cost, Ending balance	4,868,015	5,108,501
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	4,906,277	5,390,966
Depreciation charged for the year	105,302	158,628
Disposals	(89,083)	(96,660)
Exchange differences	(174,465)	(546,657)
Accumulated Depreciation, Ending balance	4,748,031	4,906,277
Net book value	119,984	202,224
Acquisitions through business combinations
Transfer in (out)
Acquisitions through business combinations
Office furbishing and equipment [Member]
Cost
Cost, Beginning balance	5,412,444	5,951,808
Additions	40,690	82,307
Disposals	(70,482)	(18,519)
Exchange differences	(233,371)	(603,152)
Cost, Ending balance	5,354,351	5,412,444
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	4,799,149	5,124,622
Depreciation charged for the year	184,958	218,525
Disposals	(69,528)	(18,472)
Exchange differences	(209,201)	(525,526)
Accumulated Depreciation, Ending balance	4,889,742	4,799,149
Net book value	464,609	613,295
Acquisitions through business combinations	205,070
Transfer in (out)
Acquisitions through business combinations	184,364
Vehicles [Member]
Cost
Cost, Beginning balance	16,233,868	17,885,762
Additions	92,813	400,506
Disposals	(367,110)	(240,660)
Exchange differences	(582,203)	(1,811,740)
Cost, Ending balance	15,518,987	16,233,868
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	13,447,168	14,004,064
Depreciation charged for the year	727,204	1,134,600
Disposals	(339,179)	(240,659)
Exchange differences	(478,260)	(1,450,837)
Accumulated Depreciation, Ending balance	13,493,656	13,447,168
Net book value	2,025,331	2,786,700
Acquisitions through business combinations	141,619
Transfer in (out)
Acquisitions through business combinations	136,723
Assets under construction [Member]
Cost
Cost, Beginning balance	248,686
Additions	33,222	259,590
Disposals
Exchange differences	(8,853)	(10,904)
Cost, Ending balance	33,222	248,686
Accumulated Depreciation
Accumulated Depreciation, Beginning balance
Depreciation charged for the year
Disposals
Exchange differences
Accumulated Depreciation, Ending balance
Net book value	33,222	248,686
Acquisitions through business combinations
Transfer in (out)	(239,833)
Acquisitions through business combinations
GDM machines [Member]
Cost
Cost, Beginning balance	1,713,926	1,883,116
Additions	72,892	27,546
Disposals	(15,513)	(5,777)
Exchange differences	(61,014)	(190,959)
Cost, Ending balance	1,948,698	1,713,926
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	891,378	616,280
Depreciation charged for the year	371,378	354,203
Disposals	(5,116)	(2,120)
Exchange differences	(27,393)	(76,985)
Accumulated Depreciation, Ending balance	1,230,247	891,378
Net book value	718,451	822,548
Acquisitions through business combinations
Transfer in (out)	238,407
Acquisitions through business combinations
Robots [Member]
Cost
Cost, Beginning balance	5,369,070	884,950
Additions	4,031,107	4,913,655
Disposals	(9,260)	(58,160)
Exchange differences	(359,078)	(371,375)
Cost, Ending balance	7,194,815	5,369,070
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	691,433	25,284
Depreciation charged for the year	1,883,562	692,555
Disposals	(1,970)	(3,183)
Exchange differences	(34,367)	(23,223)
Accumulated Depreciation, Ending balance	3,059,174	691,433
Net book value	8,564,630	$ 4,677,637
Acquisitions through business combinations	2,571,013
Impairment of fixed assets	(4,408,037)
Transfer in (out)
Acquisitions through business combinations	$ 520,516